Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,550,008	$ 4,534,157
Fair value	4,917,725	4,872,174
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	115,747	123,994
Gross unrealized gains	12,310	17,570
Gross unrealized losses	(5)	0
Fair value	128,052	141,564
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	615,231	612,222
Gross unrealized gains	114,177	100,532
Gross unrealized losses	(75)	(611)
Fair value	729,333	712,143
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,570,015	3,517,638
Gross unrealized gains	236,659	223,491
Gross unrealized losses	(10,943)	(22,906)
Fair value	3,795,731	3,718,223
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	166,043	173,343
Gross unrealized gains	13,722	19,511
Gross unrealized losses	0	0
Fair value	179,765	192,854
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20,666	33,888
Gross unrealized gains	1,303	1,733
Gross unrealized losses	(14)	(10)
Fair value	21,955	35,611
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	11,855	15,988
Gross unrealized gains	25	5
Gross unrealized losses	(472)	(2,197)
Fair value	11,408	13,796
ABS
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	41,725	48,274
Gross unrealized gains	210	7
Gross unrealized losses	(127)	(201)
Fair value	41,808	48,080
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,726	8,810
Gross unrealized gains	947	1,093
Gross unrealized losses	0
Fair value	9,673	9,903
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,550,008	4,534,157
Gross unrealized gains	379,353	363,942
Gross unrealized losses	(11,636)	(25,925)
Fair value	$ 4,917,725	$ 4,872,174